BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Brokers and Dealers [Abstract]
Brokerage receivables and Brokerage payables
Brokerage receivables and Brokerage payables consisted of the following:

	December 31,
In millions of dollars	2021	2020
Receivables from customers, net	$26,403	$18,097
Receivables from brokers, dealers and clearing organizations	27,937	26,709
Total brokerage receivables(1)	$54,340	$44,806
Payables to customers	$52,158	$39,319
Payables to brokers, dealers and clearing organizations	9,272	11,165
Total brokerage payables(1)	$61,430	$50,484

(1)     Includes brokerage receivables and payables recorded by Citi broker-dealer entities that are accounted for in accordance with the AICPA Accounting Guide for Brokers and Dealers in Securities as codified in ASC 940-320.